Equity - Schedule of Sharebased Payments Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Employees and directors share-based payments	$ 585,000	$ 487,000	$ 273,000
Stock options issued for services	46,500	96,000
Total share based payments expenses	$ 629,000	$ 583,000	$ 273,000